Climate change and energy transition - Carbon price per region (Details)	12 Months Ended
Dec. 31, 2022 $ / Tonne
2023-2029 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	71
2023-2029 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	121
2023-2029 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	40
2023-2029 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	50
2023-2029 | United States (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2023-2029 | United States (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	22
2023-2029 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	25
2023-2029 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	35
2023-2029 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2023-2029 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	37
2023-2029 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	84
2023-2029 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	88
2023-2029 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	54
2023-2029 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	61
2023-2029 | United States (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	27
2023-2029 | United States (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	37
2023-2029 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	36
2023-2029 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	45
2023-2029 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2023-2029 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	49
2033-2050 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	90
2033-2050 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2033-2050 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	65
2033-2050 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2033-2050 | United States (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	42
2033-2050 | United States (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2033-2050 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	50
2033-2050 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2033-2050 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	19
2033-2050 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125